Consolidated statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	R$ 1,059,107	R$ 171,045
Derivative financial instruments	32,657	7,180
Accounts receivable and others	192,606	183,350
Inventories	265,859	138,778
Biological assets	210,489	115,553
Transactions with related parties	488	701
Total current assets	1,761,206	616,607
Non-current assets held for sale		25,857
Noncurrent assets
Biological assets	34,585	25,444
Restricted marketable securities	10,455	5,044
Derivative financial instruments	3,881	1,746
Deferred taxes	72,343	23,282
Accounts receivable and others	348,933	262,387
Investment properties	997,100	858,261
Transactions with related parties	2,680	1,511
Investments	5,609	5,742
Property, plant and equipment	110,390	115,925
Intangible assets	1,104	1,469
Right-of-use assets	80,032	101,093
Total noncurrent assets	1,667,112	1,401,904
Total assets	3,428,318	2,044,368
Current liabilities
Trade accounts payable and others	186,890	111,170
Loans, financing and debentures	322,046	217,274
Salaries and payroll obligations	22,536	19,600
Derivative financial instruments	48,574	18,333
Other liabilities	45,133	5,017
Transactions with related parties	5,568	2,849
Leases payable	30,545	25,849
Total current liabilities	661,292	400,092
Noncurrent liabilities
Trade accounts payable and others	34,902	28,002
Loans, financing and debentures	341,135	296,839
Deferred taxes	26,714	34,031
Leases payable	168,450	126,514
Derivative financial instruments	1,965	1,462
Provision for legal claims	1,445	1,485
Transactions with related parties	2,519
Other liabilities	7,295	34,374
Total noncurrent liabilities	584,425	522,707
Total liabilities	1,245,717	922,799
Equity
Capital	1,587,985	699,811
Share issue costs	(11,343)
Capital reserve	(34,189)	(34,292)
Treasury shares	(40,085)	(31,501)
Income reserves	416,252	358,606
Additional dividends proposed	184,559	13,606
Other comprehensive income	79,422	115,339
Total equity	2,182,601	1,121,569
Total liabilities and equity	R$ 3,428,318	R$ 2,044,368